Pension and Other Employee Benefits - Summary of Allocation of Fair Value of Plan Assets of Defined Benefit Pension Plans (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Fair Value Of Plan Assets [Abstract]
Investments in listed and unlisted equity securities	96.00%	95.00%
Temporary cash investments	3.00%	4.00%
Debt and fixed income securities	1.00%	1.00%
Net investments	100.00%	100.00%